Document And Entity Information - shares	12 Months Ended
	Sep. 30, 2016	Dec. 16, 2016
Document Information [Line Items]
Entity Registrant Name	NATIONAL HOLDINGS CORP
Entity Central Index Key	0001023844
Trading Symbol	nhld
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		12,437,916
Document Type	S-1
Document Period End Date	Sep. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	Amendment #2